ADMINISTRATIVE EXPENSES - Summary of Expenses by Nature and Function (Detail) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ (174,101,489)	$ (146,885,895)	$ (508,618,422)	$ (426,797,835)
Fees and Remunerations for Services
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(17,090,478)	(9,529,418)	(43,101,451)	(26,926,848)
Directors’ and Syndics’ Fees
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(2,025,683)	(1,599,061)	(4,412,641)	(3,859,412)
Advertising and Marketing
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(9,804,146)	(8,018,472)	(25,462,520)	(20,850,924)
Taxes
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(44,147,228)	(43,721,039)	(150,860,436)	(125,292,705)
Maintenance and Repairs of Assets and Systems
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(24,969,903)	(20,582,256)	(79,182,271)	(62,926,596)
Electricity and Communications
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(7,818,288)	(7,144,553)	(23,126,245)	(20,654,109)
Representation and Travel Expenses
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(476,028)	(334,595)	(1,511,375)	(997,935)
Stationery and Office Supplies
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(856,379)	(729,819)	(2,367,754)	(1,806,668)
Rentals
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(337,322)	(235,988)	(840,688)	(836,917)
Administrative Services under Contract
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(34,767,721)	(25,708,798)	(91,110,004)	(77,011,842)
Security
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(4,421,694)	(3,765,293)	(11,025,622)	(10,520,358)
Insurance
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(1,278,637)	(927,721)	(4,132,036)	(3,192,655)
Armored Transportation Services
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(8,077,070)	(9,352)	(21,365,327)	(27,628)
Others
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ (18,030,912)	$ (24,579,530)	$ (50,120,052)	$ (71,893,238)